Investment Portfolioas of February 28, 2026 (Unaudited)
DWS Health and Wellness Fund
	Shares	Value ($)

Common Stocks 99.8%
Health Care 99.8%
Biotechnology 19.7%
AbbVie, Inc.	52,180	12,109,934
Alnylam Pharmaceuticals, Inc.*	7,001	2,330,773
Amgen, Inc.	19,793	7,682,851
Apellis Pharmaceuticals, Inc.*	3,200	67,072
Argenx SE (ADR)*	2,823	2,165,015
Biogen, Inc.*	11,150	2,138,793
BioMarin Pharmaceutical, Inc.*	14,842	916,197
Gilead Sciences, Inc.	47,850	7,127,258
Incyte Corp.*	12,579	1,273,875
Insmed, Inc.*	8,239	1,230,330
Natera, Inc.*	4,500	936,180
Neurocrine Biosciences, Inc.*	11,537	1,525,768
Regeneron Pharmaceuticals, Inc.	5,885	4,600,128
Vertex Pharmaceuticals, Inc.*	13,581	6,747,448
		50,851,622
Health Care Distributors 5.7%
Cardinal Health, Inc.	16,900	3,873,987
Cencora, Inc.	10,814	4,024,322
McKesson Corp.	6,900	6,812,853
		14,711,162
Health Care Equipment 19.2%
Abbott Laboratories	64,801	7,539,596
Baxter International, Inc.	27,600	562,212
Becton Dickinson & Co.	12,200	2,153,056
Boston Scientific Corp.*	100,856	7,750,784
Dexcom, Inc.*	24,708	1,814,308
Edwards Lifesciences Corp.*	21,596	1,867,406
GE HealthCare Technologies, Inc.	19,500	1,643,265
Globus Medical, Inc. "A"*	8,100	773,226
IDEXX Laboratories, Inc.*	3,089	2,028,639
Insulet Corp.*	5,332	1,314,925
Intuitive Surgical, Inc.*	14,659	7,380,953
Medtronic PLC	48,488	4,735,338
ResMed, Inc.	9,347	2,395,262
Stryker Corp.	19,804	7,673,258
		49,632,228
Health Care Services 1.4%
Labcorp Holdings, Inc.	3,490	1,009,029
Privia Health Group, Inc.*	41,332	981,635
RadNet, Inc.*	24,997	1,745,040
		3,735,704
Health Care Supplies 1.7%
Alcon AG	30,597	2,667,447

EssilorLuxottica SA	3,400	898,093
The Cooper Companies, Inc.*	10,700	895,269
		4,460,809
Health Care Technology 0.4%
Veeva Systems, Inc.A*	5,218	949,728
Life Sciences Tools & Services 8.9%
Agilent Technologies, Inc.	19,806	2,404,052
Bio-Techne Corp.	9,200	542,800
Danaher Corp.	28,238	5,948,052
Illumina, Inc.*	4,691	630,752
IQVIA Holdings, Inc.*	11,400	2,038,434
Repligen Corp.*	3,200	411,936
Thermo Fisher Scientific, Inc.	16,298	8,493,051
Waters Corp.*	4,191	1,338,522
West Pharmaceutical Services, Inc.	5,015	1,275,515
		23,083,114
Managed Health Care 5.4%
Centene Corp.*	21,174	950,289
Humana, Inc.	3,116	593,723
UnitedHealth Group, Inc.	42,323	12,412,066
		13,956,078
Pharmaceuticals 37.4%
AstraZeneca PLC (ADR)	47,473	9,895,747
Bristol-Myers Squibb Co.	60,816	3,793,094
Eli Lilly & Co.	31,554	33,194,492
EyePoint, Inc.*	21,900	384,564
Johnson & Johnson	63,685	15,821,265
Merck & Co., Inc.	94,719	11,728,107
Novartis AG (ADR)	44,700	7,537,314
Novo Nordisk A/S (ADR)	88,210	3,303,464
Pfizer, Inc.	103,470	2,860,946
Roche Holding AG (Genusschein)	5,700	2,695,676
Sandoz Group AG (ADR)	8,200	721,764
Sanofi SA (ADR)	38,050	1,851,513
Zoetis, Inc.	21,656	2,839,102
		96,627,048
Total Common Stocks (Cost $94,342,862)		258,007,493

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 3.68% (a) (Cost $1,127,879)	1,127,879	1,127,879

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $95,470,741)	100.2	259,135,372
Other Assets and Liabilities, Net	(0.2)	(479,812)
Net Assets	100.0	258,655,560
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 are as follows:
Value ($) at 5/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (a) (b)
2,532,775	—	2,532,775 (c)	—	—	2,215	—	—	—
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 3.68% (a)
722,182	32,879,763	32,474,066	—	—	70,603	—	1,127,879	1,127,879
3,254,957	32,879,763	35,006,841	—	—	72,818	—	1,127,879	1,127,879

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$50,851,622	$—	$—	$50,851,622
Health Care Distributors	14,711,162	—	—	14,711,162
Health Care Equipment	49,632,228	—	—	49,632,228
Health Care Services	3,735,704	—	—	3,735,704
Health Care Supplies	3,562,716	898,093	—	4,460,809
Health Care Technology	949,728	—	—	949,728
Life Sciences Tools & Services	23,083,114	—	—	23,083,114
Managed Health Care	13,956,078	—	—	13,956,078
Pharmaceuticals	93,931,372	2,695,676	—	96,627,048
Short-Term Investments	1,127,879	—	—	1,127,879
Total	$255,541,603	$3,593,769	$—	$259,135,372
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DHWF-PH3